Shareholders' Equity (Details) - USD ($)					12 Months Ended
	Jul. 27, 2023	Jan. 09, 2023	Jul. 05, 2022	Mar. 12, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders' Equity (Details) [Line Items]
Common stock vote right					one
American Depositary Per Share			(100)	100
Offering price per unit (in Dollars per ADS) (in Dollars per share)				$ 103
Gross proceeds (in Dollars)				$ 24,700,000
Common stock shares issues					251,756,047	146,471,680
Issued units					6,359,480
Issued ordinary shares						846,000	5,923,000
American Depositary (in Dollars per share)			$ 60,000
Equity to purchase	12.5
Price per ADS (in Dollars per share)			34.999
Gross proceeds (in Dollars)					$ 12,500,000	$ 6,300,000	$ 29,282,000
Number of warrant	490,500	10			1,725,864
Gross proceeds (in Dollars)	$ 6,000,000
Additional ADS		97,500
Underwriting discounts and other offering expenses (in Dollars)		$ 700,000
Underwritten public offering share	109,500
Offering price per unit (in Dollars per share)	$ 10.0
Unregistered warrants to purchase	600,000				35,595,831,000
Net proceeds (in Dollars)	$ 5,500,000
IPO [Member]
Shareholders' Equity (Details) [Line Items]
Gross proceeds (in Dollars)				$ 28,000,000
Number of share rights vest					1,374,998
Common stock shares issues					1,250,000,000
American Depositary Shares [Member]
Shareholders' Equity (Details) [Line Items]
American Depositary (in Dollars per share)		$ 0.001	35
Underwritten public offering ADS		155,000
shares per ADS		100
Per ADS (in Dollars per share)		$ 10
Number of warrant		495,000
Purchase Price Per Warrant (in Dollars per ADS) (in Dollars per share)		$ 9.999
Purchase share		650,000
Price per ADS (in Dollars per share)		$ 10
Gross proceeds (in Dollars)		$ 6,500,000
Fair value (in Dollars)		$ 131,000
Unregistered Warrants [Member]
Shareholders' Equity (Details) [Line Items]
American Depositary Per Share	(11)
Number of warrant	42,000	97,500
Termination date was extended	3 years 6 months
Pre-funded warrants [Member]
Shareholders' Equity (Details) [Line Items]
Offering price per unit (in Dollars per ADS) (in Dollars per share)	$ 9.99
Net proceeds (in Dollars)	$ 258,710
Maximum [Member]
Shareholders' Equity (Details) [Line Items]
Unregistered warrants to purchase					1.71
Minimum [Member]
Shareholders' Equity (Details) [Line Items]
Unregistered warrants to purchase					0.35
Warrant [Member]
Shareholders' Equity (Details) [Line Items]
American Depositary (in Dollars per share)			$ 0.001
Equity to purchase			125,714
Gross proceeds (in Dollars)			$ 6,500,000
Net proceed from issuance of warrants (in Dollars)			$ 5,800,000
Warrant [Member] | American Depositary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Underwritten public offering ADS		16,250
shares per ADS		100
Warrant [Member] | Maximum [Member]
Shareholders' Equity (Details) [Line Items]
American Depositary (in Dollars per share)		$ 35
Warrant [Member] | Minimum [Member]
Shareholders' Equity (Details) [Line Items]
American Depositary (in Dollars per share)		$ 10
American Depositary Shares Warrants [Member]
Shareholders' Equity (Details) [Line Items]
Purchase ordinary shares				272,127
American Depositary Shares [Member]
Shareholders' Equity (Details) [Line Items]
Purchase ordinary shares		185,714	185,714
American Depositary (in Dollars per share)			$ 35